Brighthouse Dimensional International Small Company Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-U.S. Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI World ex-U.S. Small Cap Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.07%	6.49%	8.05%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	36.29%	8.56%	8.40%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	35.85%	8.30%	8.14%